SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy Measurement Inputs For Assets and Liabilities

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2	Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the asset or liability.
3	Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.
The following summarizes the Company’s assets and liabilities within the fair value hierarchy at September 30, 2025 and December 31, 2024:

Level	Assets and Liabilities	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs.
	Digital assets	Estimates of fair value are measured using observable, quoted digital asset prices within the Company’s principal market at the time of measurement as Level 1 inputs.
2	Marketable securities	Estimates of fair value are measured based upon observable market data of similar instruments.
	Publicly-traded face-amount certificates	Estimates of fair value are measured based upon observable market data of similar instruments.
3	Marketable Securities —Residual Interest Securities	Estimates of fair value are measured based upon discounted expected future cash flows arising from the securitization collateral cash flows after payments of principal and interest to senior noteholders and other fees, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios.
	Loans	Estimates of fair value are measured based upon discounted expected future contractual loan cash flows, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios.
	Loan servicing assets	Estimates of fair value are measured based upon discounted expected future cash flows arising from the market fees earned to service underlying similar loans, net of market servicing costs, of the forecasted loan balances, incorporating scheduled principal and interest collections as well as prepayment and default rates.

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2	Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
3	Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
The following summarizes the Company’s assets and liabilities within the fair value hierarchy at December 31, 2024:

Level	Assets and Liabilities	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs
	Digital assets	Estimates of fair value are measured using observable, quoted digital asset prices within the Company’s principal market at the time of measurement as Level 1 inputs.
2	Marketable securities	Estimates of fair value are measured based upon observable market data of similar instruments.
	Personal loans	Estimates of fair value are measured based upon observable market data of similar instruments.
3	Marketable Securities —Residual Interest Securities	Estimated fair value based upon discounted expected future cash flows arising from the securitization collateral cash flows after payments of principal and interest to senior noteholders and other fees, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios
	Loans	Estimated fair value based upon discounted expected future contractual loan cash flows, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios
	Loan servicing asset	Estimated fair value based upon discounted expected future cash flows arising from the market fees earned to service underlying similar loans, net of market servicing costs, of the forecasted loan balances, incorporating scheduled principal and interest collections as well as prepayment and default rates.

Schedule of Derivative Assets and Liabilities	As of September 30, 2025 and December 31, 2024, we recorded the following balances, respectively:

	Notional	September 30, 2025	December 31, 2024
Other current assets
Treasury note futures	$213,700	$11	$329
The Company recorded the following derivative assets and liabilities within Other Assets in the Consolidated Balance Sheets at December 31, 2024 and 2023:

		December 31,
	Notional	2024	2023
Other Assets
Treasury note futures(A)	$75,000	$329	$—
__________________
(A)No activity during the year ended December 31, 2023.

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Condensed Consolidated Balance Sheets to the total of the same amounts shown in the Condensed Consolidated Statements of Cash Flows:

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$1,097,123	$287,256
Restricted cash	64,590	57,777
Total cash, cash equivalents and restricted cash	$1,161,713	$345,033
The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported on the Consolidated Balance Sheets to the total of the same amounts shown in the Consolidated Statements of Cash Flows:

	December 31,
	2024	2023
Cash and cash equivalents	$287,256	$116,548
Restricted cash	57,777	59,232
Total cash and cash equivalents and restricted cash	$345,033	$175,780

Schedule of Components of Ecosystem and Technology Fees
The following table presents the components of “Ecosystem and technology fees” in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Ecosystem and technology fees
Technology offering fees(A)	$15,548	$5,179	$35,195	$15,332
Ecosystem fees(B)	16,248	—	35,501	—
	31,796	5,179	70,696	15,332
Program fees(C)	3,895	2,144	8,749	4,498
Total ecosystem and technology fees	$35,691	$7,323	$79,445	$19,830
__________________
(A)Technology offering fees include fees that are accounted for under ASC 606, as well as $6.7 million and $13.5 million for the three and nine months ended September 30, 2025 that are in the scope of ASC 310. All technology fees recorded for the three and nine months ended September 30, 2024 were within the scope of ASC 606.
(B)Ecosystem fees include fees that are accounted for under ASC 606, as well as $8.5 million and $17.5 million for the three and nine months ended September 30, 2025 that are in the scope of ASC 310. The Company did not earn ecosystem fees for the three and nine months ended September 30, 2024.
(C)Program fees are not in the scope of ASC 606.
The following table presents the components of Ecosystem and technology fees in the Consolidated Statements of Operations:

	December 31,
	2024	2023
Ecosystem and technology fees(A)
Ecosystem and technology fees accounted for under ASC 606:
Technology offering fees	$20,188	$10,215
Ecosystem fees	122	—
	20,310	10,215
Other fees (not in scope of ASC 606):
Program fees	8,004	413
	8,004	413
Total ecosystem and technology fees	$28,314	$10,628
__________________
(A)Ecosystem and technology fees include fees that are accounted for under ASC 606, as well as Program fees that are not in the scope of ASC 606.

Schedule of Amortization of Capitalized Costs over the Estimated Useful Lives	Once internally-developed software is substantively complete and ready for intended use or upon release of software for external use, the Company amortizes capitalized costs over the estimated useful lives on a straight-line basis within “Technology and product development” expense in the Condensed Consolidated Statements of Operations as follows:

	Estimated Useful Life (Years)	September 30, 2025	December 31, 2024
Internally developed software	3	$96,741	$80,664
Accumulated amortization(A)		(69,885)	(57,503)
Net		$26,856	$23,161
__________________
(A)The Company amortized $4.3 million and $12.4 million of capitalized internally-developed software costs during the three and nine months ended September 30, 2025, respectively, and $3.8 million and $13.3 million, respectively, during the three and nine months ended September 30, 2024.

	Estimated Useful Life (Years)	December 31,
		2024	2023
Internally developed software	3	$80,664	$80,901
Accumulated amortization(A)		(57,503)	(50,622)
Net		$23,161	$30,279
__________________
(A)The Company amortized $17.1 million and $19.4 million of capitalized internally-developed software costs during the years ended December 31, 2024 and 2023.